Going Concern and Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended					70 Months Ended	76 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Net loss	$ 3,469,654	$ 236,411	$ 3,726,303	$ 506,029	$ 4,498	$ 1,081,699	$ 898,473	$ 69,436	$ 29,939	$ 91,106	$ 2,175,151	$ 5,901,454
Working capital deficit	544,948		544,948				492,581					544,948
Cash equivalents	0		0			0					0	0
Warrants and options excluded from calculation						2,175,000
Impairment of Mining Properties						106,000
Revenues			0
Commodity derivative in current liabilities	888,000		888,000									888,000
Long term liabilities	$ 1,702,000		$ 1,702,000									$ 1,702,000
Options [Member]
Warrants and options excluded from calculation							360,000
Warrant [Member]
Warrants and options excluded from calculation							1,690,000
Warrant [Member]
Warrants and options excluded from calculation			15,035,000	5,195,000
Options [Member]
Warrants and options excluded from calculation			0	5,050,000